Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2023
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Financial Assets and Liabilities by Category of Financial Instruments
Financial Assets

	2023

	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	232	-	232	308	540
Trade receivables (2)	1,063	-	1,063	-	1,063
Investments in financial assets	158	114	272	-	272
Cash and cash equivalents	1,027	96	1,123	-	1,123

	2,480	210	2,690	308	2,998

	2022

	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	246	-	246	783	1,029
Trade receivables (2)	1,641	-	1,641	-	1,641
Investments in financial assets	446	74	520	-	520
Cash and cash equivalents	437	336	773	-	773

	2,770	410	3,180	783	3,963

	2021

	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	221	-	221	601	822
Trade receivables (2)	1,545	-	1,545	-	1,545
Investments in financial assets	424	98	522	-	522
Cash and cash equivalents	317	294	611	-	611

	2,507	392	2,899	601	3,500

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

Financial Liabilities

	2023

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total

Lease liabilities	666	-	666	-	666
Loans	8,190	-	8,190	-	8,190
Other liabilities	232	-	232	2	234
Accounts payable	2,317	-	2,317	7	2,324

	11,405	-	11,405	9	11,414

	2022
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	566	-	566	-	566
Loans	7,088	-	7,088	-	7,088
Other liabilities	31	-	31	-	31
Accounts payable	2,513	-	2,513	57	2,570

	10,198	-	10,198	57	10,255

	2021
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	542	-	542	-	542
Loans	7,379	-	7,379	-	7,379
Other liabilities	43	-	43	-	43
Accounts payable	1,904	-	1,904	68	1,972

	9,868	-	9,868	68	9,936

Summary of Gains and Losses on Financial and non-financial Instruments
Gains and losses on financial and non-financial instruments are allocated to the following categories:

	2023
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	325	-	325
Interest loss	(776)	-	(776)
Net financial accretion	(364)	-	(364)
Net exchange differences	1,561	(236)	1,325
Results on financial assets at fair value with changes in profit or loss	-	289	289
Result from derivative financial instruments	-	7	7
Export Increase Program (1)	-	22	22
Result from transactions with financial assets (2)	-	32	32
Result from debt exchange	-	-	-
Result from net monetary position	37	-	37

	783	114	897

	2022
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	319	-	319
Interest loss	(712)	-	(712)
Net financial accretion	(275)	-	(275)
Net exchange differences	638	(97)	541
Results on financial assets at fair value with changes in profit or loss	-	118	118
Result from derivative financial instruments	-	(9)	(9)
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from debt exchange	-	-	-
Result from net monetary position	146	-	146

	116	12	128

	2021
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	164	-	164
Interest loss	(749)	-	(749)
Net financial accretion	(167)	-	(167)
Net exchange differences	294	(46)	248
Results on financial assets at fair value with changes in profit or loss	-	105	105
Result from derivative financial instruments	-	(10)	(10)
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from debt exchange (3)	21	-	21
Result from net monetary position	117	-	117

	(320)	49	(271)

(1)	See Note 35.g).
(2)	See Note 28.
(3)	See Note 21.

Summary of Company's Financial Assets Measured at Fair Value
The tables below show the Group’s financial assets measured at fair value through profit or loss as of December 31, 2023, 2022 and 2021 and their allocation to their fair value levels.

	2023
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	114	-	-	114

	114	-	-	114

Cash and cash equivalents:
- Mutual funds	96	-	-	96

	96	-	-	96

	210	-	-	210

	2022
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	74	-	-	74

	74	-	-	74

Cash and cash equivalents:
- Mutual funds	336	-	-	336

	336	-	-	336

	410	-	-	410

	2021
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	98	-	-	98

	98	-	-	98

Cash and cash equivalents:
- Mutual funds	294	-	-	294

	294	-	-	294

	392	-	-	392

(1)	See Note 14.